SUBSEQUENT EVENTS (Details)	0 Months Ended
	Aug. 26, 2013 USD ($)	Aug. 26, 2013 CAD	Oct. 20, 2012 USD ($)	Oct. 20, 2012 CAD	Nov. 01, 2013 Subsequent Event [Member] USD ($)	Nov. 01, 2013 Subsequent Event [Member] CAD
Subsequent Event [Line Items]
Promissory note	$ 13,577	14,000	$ 20,102	20,000	$ 2,134	2,200
Maturity date	Aug. 26, 2014	Aug. 26, 2014	Dec. 31, 2013	Dec. 31, 2013	Nov. 01, 2014	Nov. 01, 2014